Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	92 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
DGA Core Plus Absolute Return ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	8.17%	7.76%	10.23%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	19.32%	12.86%	16.17%
S&P® Target Risk Moderate Gross Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%	10.10%	4.78%	7.13%